Share-Based Compensation - Summary of Share-based Compensation Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 29	$ 6
Deferred share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	11	1
Performance share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	7	0
Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	10	5
Cash performance target [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 1	$ 2